Schedule of Investments(a)
March 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.10%
Aerospace & Defense–1.02%
AAR Corp.(b)	165,475	$9,264,945
Agricultural & Farm Machinery–0.51%
AGCO Corp.(c)	50,189	4,645,996
Air Freight & Logistics–1.33%
Hub Group, Inc., Class A(c)	323,599	12,028,175
Aluminum–0.31%
Kaiser Aluminum Corp.	45,984	2,787,550
Application Software–2.44%
Informatica, Inc., Class A(b)(c)	498,928	8,706,294
MARA Holdings, Inc.(b)(c)	426,128	4,900,472
Unity Software, Inc.(b)(c)	436,761	8,556,148
		22,162,914
Asset Management & Custody Banks–1.91%
DigitalBridge Group, Inc.	690,259	6,088,084
Federated Hermes, Inc., Class B	274,345	11,185,046
		17,273,130
Automotive Parts & Equipment–2.52%
Dorman Products, Inc.(b)	111,897	13,488,064
Visteon Corp.(b)	120,350	9,341,567
		22,829,631
Automotive Retail–1.87%
AutoNation, Inc.(b)	104,440	16,910,925
Biotechnology–6.19%
ADMA Biologics, Inc.(b)	955,943	18,965,909
Ascendis Pharma A/S, ADR (Denmark)(b)	75,735	11,804,057
BridgeBio Pharma, Inc.(b)(c)	183,636	6,348,297
Merus N.V. (Netherlands)(b)	60,369	2,540,931
Soleno Therapeutics, Inc.(b)	56,658	4,048,214
Twist Bioscience Corp.(b)(c)	208,776	8,196,546
Ultragenyx Pharmaceutical, Inc.(b)	116,451	4,216,691
		56,120,645
Building Products–2.51%
Hayward Holdings, Inc.(b)	495,705	6,900,214
Zurn Elkay Water Solutions Corp.(c)	481,684	15,885,938
		22,786,152
Commercial & Residential Mortgage Finance–1.73%
PennyMac Financial Services, Inc.(c)	156,245	15,641,687
Construction & Engineering–0.70%
WillScot Holdings Corp.	228,151	6,342,598
Construction Machinery & Heavy Transportation Equipment– 3.19%
Allison Transmission Holdings, Inc.	146,354	14,001,687
Atmus Filtration Technologies, Inc.	238,018	8,742,401
Federal Signal Corp.(c)	84,098	6,185,408
		28,929,496
Shares		Value
Construction Materials–1.16%
Knife River Corp.(b)	116,542	$10,513,254
Diversified Banks–0.71%
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	164,809	6,414,366
Diversified REITs–1.14%
Essential Properties Realty Trust, Inc.(c)	316,036	10,315,415
Education Services–1.51%
Stride, Inc.(b)(c)	108,525	13,728,412
Electric Utilities–1.15%
Portland General Electric Co.(c)	233,520	10,414,992
Electrical Components & Equipment–0.51%
Regal Rexnord Corp.(c)	40,485	4,609,217
Electronic Components–2.03%
Belden, Inc.	133,398	13,373,149
Vishay Intertechnology, Inc.(c)	317,415	5,046,899
		18,420,048
Electronic Equipment & Instruments–1.69%
Itron, Inc.(b)(c)	146,323	15,328,797
Environmental & Facilities Services–2.95%
ABM Industries, Inc.(c)	224,079	10,612,381
Casella Waste Systems, Inc., Class A(b)	144,606	16,125,015
		26,737,396
Footwear–0.75%
Steven Madden Ltd.	255,905	6,817,309
Gas Utilities–1.22%
Chesapeake Utilities Corp.	85,950	11,038,559
Health Care Equipment–1.96%
Inspire Medical Systems, Inc.(b)(c)	50,090	7,978,335
Integer Holdings Corp.(b)(c)	82,620	9,749,986
		17,728,321
Health Care Facilities–1.72%
Encompass Health Corp.	82,360	8,341,421
Surgery Partners, Inc.(b)	305,905	7,265,244
		15,606,665
Health Care REITs–1.10%
American Healthcare REIT, Inc.(c)	330,297	10,007,999
Health Care Services–2.50%
Addus HomeCare Corp.(b)(c)	56,023	5,540,114
BrightSpring Health Services, Inc.(b)	336,686	6,090,650
Guardant Health, Inc.(b)	259,147	11,039,662
		22,670,426
Homebuilding–1.49%
KB Home	232,156	13,492,907
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Small Cap Fund®

Shares		Value
Hotel & Resort REITs–0.97%
DiamondRock Hospitality Co.(c)	1,139,741	$8,798,801
Human Resource & Employment Services–2.43%
Korn Ferry	220,709	14,970,691
Upwork, Inc.(b)	542,180	7,075,449
		22,046,140
Industrial Machinery & Supplies & Components–4.14%
Enpro, Inc.	83,982	13,587,448
ESAB Corp.	129,091	15,039,101
Gates Industrial Corp. PLC(b)	481,620	8,866,624
		37,493,173
Industrial REITs–1.52%
Terreno Realty Corp.(c)	217,304	13,737,959
Investment Banking & Brokerage–1.89%
BGC Group, Inc., Class A(c)	997,094	9,143,352
Stifel Financial Corp.	84,432	7,958,560
		17,101,912
IT Consulting & Other Services–1.11%
ASGN, Inc.(b)(c)	159,887	10,076,079
Life Sciences Tools & Services–1.59%
BioLife Solutions, Inc.(b)(c)	304,539	6,955,671
Repligen Corp.(b)	58,429	7,434,506
		14,390,177
Metal, Glass & Plastic Containers–1.36%
Silgan Holdings, Inc.	240,892	12,314,399
Oil & Gas Drilling–1.40%
Helmerich & Payne, Inc.(c)	487,377	12,730,287
Oil & Gas Exploration & Production–2.44%
Northern Oil and Gas, Inc.(c)	475,807	14,383,646
SM Energy Co.(c)	256,920	7,694,754
		22,078,400
Other Specialized REITs–2.63%
Four Corners Property Trust, Inc.	426,141	12,230,247
Outfront Media, Inc.	720,163	11,623,431
		23,853,678
Personal Care Products–2.04%
BellRing Brands, Inc.(b)	176,985	13,178,303
Interparfums, Inc.(c)	46,618	5,308,392
		18,486,695
Pharmaceuticals–0.83%
Collegium Pharmaceutical, Inc.(b)	202,720	6,051,192
Structure Therapeutics, Inc., ADR(b)(c)	84,367	1,460,393
		7,511,585
Property & Casualty Insurance–2.15%
Definity Financial Corp. (Canada)	300,907	13,369,927
Skyward Specialty Insurance Group, Inc.(b)	114,846	6,077,650
		19,447,577
Regional Banks–10.17%
Banc of California, Inc.(c)	538,239	7,637,611
Berkshire Hills Bancorp, Inc.	216,770	5,655,529
Shares		Value
Regional Banks–(continued)
Cathay General Bancorp	282,327	$12,148,531
Columbia Banking System, Inc.(c)	437,543	10,912,322
OceanFirst Financial Corp.	329,697	5,608,146
Pacific Premier Bancorp, Inc.	419,799	8,950,115
United Community Banks, Inc.(c)	235,247	6,617,498
Webster Financial Corp.	203,551	10,493,054
Wintrust Financial Corp.	146,845	16,514,189
WSFS Financial Corp.(c)	147,834	7,668,150
		92,205,145
Research & Consulting Services–0.50%
CACI International, Inc., Class A(b)	12,401	4,550,175
Restaurants–1.35%
Cheesecake Factory, Inc. (The)(c)	109,765	5,341,165
Texas Roadhouse, Inc.	41,224	6,869,155
		12,210,320
Semiconductor Materials & Equipment–0.70%
MKS Instruments, Inc.(c)	79,604	6,380,261
Semiconductors–4.13%
Allegro MicroSystems, Inc. (Japan)(b)(c)	431,620	10,846,611
Lattice Semiconductor Corp.(b)(c)	154,554	8,106,357
MACOM Technology Solutions Holdings, Inc.(b)	102,018	10,240,567
Silicon Laboratories, Inc.(b)	72,836	8,199,148
		37,392,683
Steel–2.70%
ATI, Inc.(b)	261,557	13,608,811
Commercial Metals Co.(c)	235,627	10,841,198
		24,450,009
Systems Software–1.69%
GitLab, Inc., Class A(b)(c)	176,130	8,278,110
Progress Software Corp.	136,165	7,013,859
		15,291,969
Trading Companies & Distributors–1.04%
Air Lease Corp., Class A	195,978	9,467,697
Transaction & Payment Processing Services–0.50%
Marqeta, Inc., Class A(b)	1,093,572	4,505,517
Total Common Stocks & Other Equity Interests (Cost $742,295,284)		898,088,565
Money Market Funds–0.63%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e)	2,000,823	2,000,823
Invesco Treasury Portfolio, Institutional Class, 4.25%(d)(e)	3,711,646	3,711,646
Total Money Market Funds (Cost $5,712,469)		5,712,469
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.73% (Cost $748,007,753)		903,801,034
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–18.35%
Invesco Private Government Fund, 4.34%(d)(e)(f)	45,214,354	45,214,354
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Small Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	121,035,319	$121,071,630
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $166,285,984)		166,285,984
TOTAL INVESTMENTS IN SECURITIES–118.08% (Cost $914,293,737)		1,070,087,018
OTHER ASSETS LESS LIABILITIES—(18.08)%		(163,814,996)
NET ASSETS–100.00%		$906,272,022
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,818,076	$13,058,461	$(16,875,714)	$-	$-	$2,000,823	$59,317
Invesco Treasury Portfolio, Institutional Class	10,800,832	24,251,425	(31,340,611)	-	-	3,711,646	109,265
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	76,835,293	98,346,299	(129,967,238)	-	-	45,214,354	621,280*
Invesco Private Prime Fund	200,053,567	213,960,023	(292,941,960)	-	-	121,071,630	1,673,324*
Total	$293,507,768	$349,616,208	$(471,125,523)	$-	$-	$171,998,453	$2,463,186

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Small Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$898,088,565	$—	$—	$898,088,565
Money Market Funds	5,712,469	166,285,984	—	171,998,453
Total Investments	$903,801,034	$166,285,984	$—	$1,070,087,018
Invesco V.I. Main Street Small Cap Fund®